EQUITY	12 Months Ended
Dec. 31, 2023
EQUITY
EQUITY

11.EQUITY

Ordinary Shares

As of December 31, 2023 the Company was authorized to issue 400,000,000 shares of $0.0001 par value ordinary shares. 29,184,475 shares issued and 29,149,444 shares outstanding as of December 31, 2023. 35,031 shares were issued but not yet outstanding reserved for future transfer for employees exercise share options. Holders of the Company’s ordinary shares are entitled to dividends, if and when, declared by the board of directors of the Company and after any convertible preferred share dividends are fully paid. The holder of each share of common stock is entitled to one vote. As of December 31, 2023, no dividends were declared.

Representative’s Warrant

Upon the closing of IPO offering in April 2022, the Company issued to Benchmark the representative of the underwriters warrants to purchase a number of ADSs equal to 150,000 ADSs (the “Representative’s Warrants”). The Representative’s Warrants have an exercise price equal to US$7.50 per ADS and are exercisable until the date on April 28, 2027, after the date of commencement on November 3, 2022. The Representative’s Warrants are also exercisable on a cashless basis. The Representative’s Warrant of 84,651 shares were exercised on a cashless basis and 65,399 shares were issued as of December 31, 2023.

The fair value of the warrant, using the Black - Scholes Model on the date of issuance was $228. The key inputs into the Black - Scholes Model variables were as follows at measurement date:

April 28, 2022
Stock price	$6.00
Risk-free interest rate	2.86%
Volatility	32.19%
Exercise price	$7.50
Dividend yield	$0

Warrants

On June 2, 2023, the Company consummated its follow-on offering of 2,000,000 of American depositary shares, or ADSs, representing 2,000,000 of the Company ordinary shares, par value US$0.0001 per share; and to the investors warrants to purchase an aggregate of 2,000,000 of the Company ordinary shares represented by ADSs with an exercise price of $18.00 per warrant.

These warrants are exercisable at any time, and from time to time, in whole or in part, commencing on June 2, 2023 and expire on June 2, 2028. The fair value of these warrants, using the Binomial Model pricing model on the date of issuance was $6,337. As of December 31, 2023 the gross proceeds were $21,708 from warrant exercise, deducting the conversion agent fee of $56 and offering expenses with net proceeds of $21,652.

The key inputs into the Binomial Model variables were as follows at measurement date:

June 2, 2023
Stock price	$17.15
Risk-free interest rate	3.84%
Volatility	99.27%
Exercise price	$18.00
Dividend yield	$0

The following table summarizes the Company’s activities and status of representative’s warrant and warrants:

		Weighted	Weighted Average
		Average	Remaining Term
	Number of Warrants	Exercise Price	(Years)
Outstanding as of January 1, 2022	—	—
Issued	150,000	$7.50
Exercised	—	—
Forfeited or expired	—	—
Outstanding as of December 31, 2022	150,000	$7.50	4.33
Issued	2,000,000	$18.00
Exercised	(1,190,629)	$17.25
Forfeited or expired	—	—
Outstanding as of December 31, 2023	959,371	$17.28	4.35

ATM offering

On June 16, 2023, the Company entered into a sales agreement, with SVB Securities and Cantor, acting as the Company sales agents, under which may, from time to time, offer and sell ADSs through an ATM offering program. As of December 31, 2023, the Company have raised $28,608 in gross proceeds and $27,403 net proceeds after deducting sales commissions $858 and other fees and expenses $347, and recorded $762 of ATM offering proceeds that were not received as other receivables due from the sales agent by issuing 731,843 ADSs. Subsequent to December 31, 2023, and through to March 11, 2024 the Company has raised gross and net proceeds of $6,175 and $5,990, respectively, by issuing and selling 134,875 ADSs.